UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number  811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60605
(Name and address of agents for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30
Date of reporting period: June 30, 2010

Item 1.  Schedule of Investments

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited)

Number of Shares			Value

	COMMON STOCK	98.27%
	ADVERTISING	0.52%
16,500	APAC Customer Services, Inc. *		$94,050

	AEROSPACE & DEFENSE	1.38%
3,200	Astronics Corp. *		52,352
1,000	Ducommun, Inc.		17,100
5,000	Herley Industries, Inc. *		71,300
1,900	Innovative Solutions & Support, Inc. *		8,360
6,300	LMI Aerospace, Inc. *		99,351
			248,463

	APPAREL	1.75%
3,400	G-III Apparel Group Ltd. *		77,826
18,800	Joe's Jeans, Inc. *		37,224
1,750	Perry Ellis International, Inc. *		35,350
7,300	Rocky Brands, Inc. *		46,647
1,450	Steven Madden Ltd. *		45,704
3,200	True Religion Apparel, Inc. *		70,624
			313,375

	AUTO PARTS & EQUIPMENT	2.07%
2,600	Dorman Products, Inc. *		52,858
1,772	Exide Technologies *		9,214
2,100	Fuel Systems Solutions, Inc. *		54,495
1,800	Modine Manufacturing Co. *		13,824
3,800	Motorcar Parts of America, Inc. *		24,244
1,700	SORL Auto Parts, Inc. *		14,144
17,775	Spartan Motors, Inc.		74,655
3,900	Strattec Security Corp. *		86,190
1,300	Superior Industries International, Inc.		17,472
3,400	Wonder Auto Technology, Inc. *		24,888
			371,984

	BANKS	8.97%
2,900	American River Bankshares *		21,663
12,900	Banco Latinoamericano de Exportaciones S.A. †		161,121
12,600	Bank of Commerce Holdings		59,724

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares		Value

	BANKS (continued)
2,100	Bank of Marin Bancorp	$67,053
13,500	Center Financial Corp. *	69,525
1,500	Columbia Banking System, Inc.	27,390
6,500	Community Capital Corp. *	27,950
4,400	Crescent Financial Corp. *	11,044
4,100	Enterprise Financial Services Corp.	39,524
2,800	First Bancorp	40,572
8,700	First Busey Corp.	39,411
10,300	First Merchants Corp.	87,344
2,650	First of Long Island Corp.	68,131
4,166	Firstbank Corp.	17,622
4,500	Heritage Oaks Bancorp *	16,380
3,500	Horizon Bancorp	74,655
5,200	MetroCorp Bancshares, Inc. *	14,612
1,600	Midsouth Bancorp, Inc.	20,432
3,200	MidWestOne Financial Group, Inc.	49,536
5,000	New Century Bancorp, Inc. *	27,850
6,400	Oriental Financial Group, Inc. †	81,024
3,000	Pacific Continental Corp.	28,410
1,033	Peoples Bancorp of North Carolina, Inc.	4,989
3,200	Peoples Financial Corp.	33,920
601	Porter Bancorp, Inc.	7,585
3,800	Santander BanCorp * †	48,032
909	Savannah Bancorp, Inc.	8,872
900	SCBT Financial Corp.	31,698
24,400	Seacoast Banking Corp. of Florida *	32,452
8,600	Southern National Bancorp of Virginia, Inc. *	62,866
1,365	Southside Bancshares, Inc.	26,809
2,800	Southwest Bancorp, Inc.	37,212
1,400	Sun Bancorp, Inc. *	5,264
4,700	Texas Capital Bancshares, Inc. *	77,080
11,800	United Community Banks, Inc. *	46,610
5,972	Virginia Commerce Bancorp *	37,325
800	Washington Banking Co.	10,232
5,600	West Coast Bancorp	14,280
7,500	Western Alliance Bancorp *	53,775
2,400	Wilshire Bancorp, Inc.	21,000
		1,610,974

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	BEVERAGES	0.15%
700	Peet's Coffee & Tea, Inc. *		$27,489

	BIOTECHNOLOGY	5.04%
1,700	Affymax, Inc. *		10,166
13,700	Ariad Pharmaceuticals, Inc. *		38,634
32,100	Arqule, Inc. *		138,030
13,400	Athersys, Inc. *		38,994
25,350	Celldex Therapeutics, Inc. *		115,596
9,000	Chelsea Therapeutics International, Inc. *		26,370
7,300	Curis, Inc. *		10,147
10,200	Cytokinetics, Inc. *		24,174
11,000	Dynavax Technologies Corp. *		20,460
3,000	Emergent Biosolutions, Inc. *		49,020
8,200	Immunomedics, Inc. *		25,338
1,100	InterMune, Inc. *		10,285
21,000	MDRNA, Inc. *		18,921
3,300	Medicines Co. *		25,113
8,600	Micromet, Inc. *		53,664
4,400	Momenta Pharmaceuticals, Inc. *		53,944
3,100	Nanosphere, Inc. *		13,516
9,000	NPS Pharmaceuticals, Inc. *		57,960
58,900	SuperGen, Inc. *		118,978
15,300	Vical, Inc. *		47,430
19,300	XOMA Ltd. * †		7,990
			904,730

	BUILDING MATERIALS	0.56%
1,700	AAON, Inc.		39,627
2,900	Apogee Enterprises, Inc.		31,407
900	Comfort Systems USA, Inc.		8,694
4,400	LSI Industries, Inc.		21,472
			101,200

	CHEMICALS	1.58%
2,700	Aceto Corp.		15,471
2,700	Balchem Corp.		67,500
1,000	Hawkins, Inc.		24,080
2,100	Innophos Holdings, Inc.		54,768
500	Quaker Chemical Corp.		13,545

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	CHEMICALS (continued)
3,100	ShengdaTech, Inc. *		$14,663
1,000	Stepan Co.		68,430
5,100	Symyx Technologies, Inc. *		25,551
			284,008

	COMMERCIAL SERVICES	3.12%
2,700	Cardtronics, Inc. *		34,992
700	Cornell Cos., Inc. *		18,809
1,100	CPI Corp.		24,662
11,000	Diamond Management & Technology Consultants, Inc.		113,410
1,200	Dollar Financial Corp. *		23,748
6,300	Hill International, Inc. *		25,578
1,500	Huron Consulting Group, Inc. *		29,115
2,500	Kendle International, Inc. *		28,800
1,200	Kenexa Corp. *		14,400
3,200	Lincoln Educational Services Corp. *		65,888
3,300	Medifast, Inc. *		85,503
2,300	On Assignment, Inc. *		11,569
5,400	PRG-Schultz International, Inc. *		22,410
3,700	StarTek, Inc. *		14,430
1,200	Steiner Leisure Ltd. * †		46,128
			559,442

	COMPUTERS	4.16%
2,800	BluePhoenix Solutions Ltd. * †		3,416
17,200	Ciber, Inc. *		47,644
4,700	Cogo Group, Inc. *		29,328
2,900	Dynamics Research Corp. *		29,319
11,900	EasyLink Services International Corp. *		28,441
2,200	Hutchinson Technology, Inc. *		9,526
3,500	iGate Corp.		44,870
4,100	Integral Systems, Inc. *		26,035
6,300	LivePerson, Inc. *		43,218
15,400	Magma Design Automation, Inc. *		43,736
2,100	NCI, Inc. *		47,418
6,400	Ness Technologies, Inc. *		27,584
2,600	Netscout Systems, Inc. *		36,972
7,000	NetSol Technologies, Inc. *		5,176

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	COMPUTERS (continued)
4,100	Radiant Systems, Inc. *		$59,286
4,900	Radisys Corp. *		46,648
1,300	Rimage Corp. *		20,579
4,500	Smart Modular Technologies WWH, Inc. * †		26,325
2,300	Stratasys, Inc. *		56,488
3,400	Super Micro Computer, Inc. *		45,900
3,100	Virtusa Corp. *		28,923
2,800	Xyratex Ltd. * †		39,620
			746,452

	DISTRIBUTION/WHOLESALE	0.80%
2,300	Core-Mark Holding Co., Inc. *		63,020
800	MWI Veterinary Supply, Inc. *		40,208
18,500	Navarre Corp. *		40,330
			143,558

	DIVERSIFIED FINANCIAL SERVICES	1.59%
2,500	Asta Funding, Inc.		24,675
2,100	Calamos Asset Management, Inc.		19,488
13,100	JMP Group, Inc.		81,089
1,800	National Financial Partners Corp. *		17,586
7,800	Sanders Morris Harris Group, Inc.		43,290
2,600	World Acceptance Corp. *		99,606
			285,734

	ELECTRICAL COMPONENTS & EQUIPMENT	1.10%
8,100	Advanced Battery Technologies, Inc. *		26,568
1,200	Coleman Cable, Inc. *		6,768
1,000	Graham Corp.		14,990
2,500	Harbin Electric, Inc. *		41,625
4,200	Insteel Industries, Inc.		48,804
1,700	Powell Industries, Inc. *		46,478
2,900	Ultralife Corp. *		12,470
			197,703

	ELECTRONICS	3.95%
1,100	American Science & Engineering, Inc.		83,831
2,900	Analogic Corp.		131,979
2,300	Bel Fuse, Inc.		37,973

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	ELECTRONICS (continued)
4,500	Electro Scientific Industries, Inc. *		$60,120
1,600	FARO Technologies, Inc. *		29,936
3,000	Keithley Instruments, Inc.		26,490
2,900	LoJack Corp. *		10,701
1,600	Methode Electronics, Inc.		15,584
4,800	NAM TAI Electronics, Inc. * †		19,776
12,300	NU Horizons Electronics Corp. *		37,638
900	NVE Corp. *		39,177
1,900	Orbotech Ltd. * †		20,558
1,400	OSI Systems, Inc. *		38,878
2,500	Rofin-Sinar Technologies, Inc. *		52,050
3,200	SRS Labs, Inc. *		29,280
6,600	Sypris Solutions, Inc. *		26,466
6,300	X-Rite, Inc. *		23,247
3,200	Zygo Corp. *		25,952
			709,636

	ENERGY - ALTERNATE SOURCES	0.37%
2,800	Comverge, Inc. *		25,088
7,000	Headwaters, Inc. *		19,880
1,200	Ocean Power Technologies, Inc. *		6,216
31,700	Plug Power, Inc. *		14,582
			65,766

	ENGINEERING & CONSTRUCTION	0.82%
900	Dycom Industries, Inc. *		7,695
2,200	Exponent, Inc. *		71,984
400	Michael Baker Corp. *		13,960
1,700	VSE Corp.		54,094
			147,733

	ENTERTAINMENT	0.49%
3,900	Carmike Cinemas, Inc. *		23,634
2,400	Rick's Cabaret International, Inc. *		18,936
5,600	Shuffle Master, Inc. *		44,856
			87,426

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	ENVIRONMENTAL CONTROL	0.81%
1,400	American Ecology Corp.		$20,398
8,000	Ceco Environmental Corp. *		37,440
7,500	Waste Services, Inc. *		87,450
			145,288

	FOOD	1.84%
6,700	B&G Foods, Inc.		72,226
2,800	Chiquita Brands International, Inc. *		34,020
7,900	Inventure Group, Inc. *		24,174
1,800	Nash Finch Co.		61,488
1,900	Overhill Farms, Inc. *		11,191
6,000	Senomyx, Inc. *		22,740
13,900	Smart Balance, Inc. *		56,851
3,500	Spartan Stores, Inc.		48,020
			330,710

	FOREST PRODUCTS & PAPER	0.69%
4,200	Buckeye Technologies, Inc. *		41,790
2,900	KapStone Paper and Packaging Corp. *		32,306
500	Schweitzer-Mauduit International, Inc.		25,225
3,700	Wausau Paper Corp. *		25,049
			124,370

	GAS	0.12%
700	Chesapeake Utilities Corp.		21,980

	HEALTHCARE - PRODUCTS	3.71%
7,500	Caliper Life Sciences, Inc. *		32,025
7,100	CardioNet, Inc. *		38,908
3,000	Cynosure, Inc. *		32,310
4,900	Insulet Corp. *		73,745
4,500	Kensey Nash Corp. *		106,695
2,700	Micrus Endovascular Corp. *		56,133
3,700	Natus Medical, Inc. *		60,273
3,000	Orthofix International N.V. * †		96,150
9,400	Orthovita, Inc. *		19,082
11,700	Solta Medical, Inc. *		22,230
1,900	SonoSite, Inc. *		51,509

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	HEALTHCARE - PRODUCTS (continued)
5,000	Spectranetics Corp. *		$25,900
4,900	Syneron Medical Ltd. * †		50,372
			665,332

	HEALTHCARE - SERVICES	2.43%
8,475	Allied Healthcare International, Inc. *		19,662
1,700	Almost Family, Inc. *		59,381
3,400	American Dental Partners, Inc. *		41,174
14,100	Continucare Corp. *		47,235
600	Genoptix, Inc. *		10,320
2,000	Gentiva Health Services, Inc. *		54,020
3,200	Healthways, Inc. *		38,144
3,500	LHC Group, Inc. *		97,125
1,933	NovaMed, Inc. *		16,044
4,200	Res-Care, Inc. *		40,572
700	U.S. Physical Therapy, Inc. *		11,816
			435,493

	HOME BUILDERS	0.21%
11,100	Standard Pacific Corp. *		36,963

	HOME FURNISHINGS	0.28%
6,900	Furniture Brands International, Inc. *		36,018
1,800	La-Z-Boy, Inc. *		13,374
			49,392

	HOUSEHOLD PRODUCTS/WARES	0.51%
1,400	Helen of Troy Ltd. * †		30,884
2,700	Kid Brands, Inc. *		18,981
4,900	Prestige Brands Holdings, Inc. *		34,692
1,200	Summer Infant, Inc. *		7,860
			92,417

	INSURANCE	4.29%
5,900	American Equity Investment Life Holding Co.		60,888
2,400	American Physicians Service Group, Inc.		58,680
7,300	Amerisafe, Inc. *		128,115
12,700	Amtrust Financial Services, Inc.		152,908

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	INSURANCE (continued)
1,700	First Mercury Financial Corp.		$17,986
2,975	Life Partners Holdings, Inc.		60,869
23,600	Maiden Holdings Ltd. †		155,052
1,800	Meadowbrook Insurance Group, Inc.		15,534
4,400	PMA Capital Corp. *		28,820
4,600	Radian Group, Inc.		33,304
2,708	Tower Group, Inc.		58,303
			770,459

	INTERNET	4.63%
9,600	1-800-Flowers.com, Inc. *		19,776
5,500	Bidz.com, Inc. *		8,250
13,700	Drugstore.Com, Inc. *		42,196
20,200	Health Grades, Inc. *		121,200
27,500	HealthStream, Inc. *		126,500
6,200	Internap Network Services Corp. *		25,854
3,500	Internet Brands, Inc. *		36,155
1,100	Keynote Systems, Inc.		9,922
3,700	Liquidity Services, Inc. *		47,952
5,200	Local.com Corp. *		35,568
5,800	Orbitz Worldwide, Inc. *		22,098
6,300	PC-Tel, Inc. *		31,752
3,400	Perficient, Inc. *		30,294
11,700	S1 Corp. *		70,317
5,200	Saba Software, Inc. *		26,780
600	Shutterfly, Inc. *		14,376
10,110	TeleCommunication Systems, Inc. *		41,855
4,000	Terremark Worldwide, Inc. *		31,240
7,800	TheStreet.com, Inc.		22,464
6,300	U.S. Auto Parts Network, Inc. *		37,800
8,100	Web.com Group, Inc. *		29,079
			831,428

	INVESTMENT MANAGEMENT COMPANIES	1.24%
2,700	Arlington Asset Investment Corp.		50,841
2,100	Fifth Street Finance Corp.		23,163
3,600	PennantPark Investment Corp.		34,380
6,277	Prospect Capital Corp.		60,573

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	INVESTMENT MANAGEMENT COMPANIES (continued)
6,499	TICC Capital Corp.		$54,592
			223,549

	IRON/STEEL	0.11%
4,300	Sutor Technology Group Ltd. *		8,557
700	Universal Stainless & Alloy *		11,193
			19,750

	LEISURE TIME	0.34%
1,200	Arctic Cat, Inc. *		10,932
16,300	GameTech International, Inc. *		11,736
8,600	Multimedia Games, Inc. *		38,700
			61,368

	LODGING	0.31%
19,900	Century Casinos, Inc. *		42,984
7,300	MTR Gaming Group, Inc. *		11,826
			54,810

	MACHINERY - DIVERSIFIED	1.14%
3,800	Alamo Group, Inc.		82,460
1,000	Hurco Cos., Inc. *		14,850
4,800	Intevac, Inc. *		51,216
5,053	Tecumseh Products Co. *		55,735
			204,261

	MEDIA	0.59%
700	Acacia Research - Acacia Technologies *		9,961
3,400	Dolan Media Co. *		37,808
6,400	Journal Communications, Inc. *		25,408
2,700	McClatchy Co. *		9,828
14,000	New Frontier Media, Inc. *		22,540
			105,545

	METAL FABRICATE/HARDWARE	0.21%
2,000	Northwest Pipe Co. *		38,000

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	MINING	0.69%
1,600	Century Aluminum Co. *		$14,128
2,000	Kaiser Aluminum Corp.		69,340
13,200	North American Palladium Ltd. * †		41,052
			124,520

	MISCELLANEOUS MANUFACTURING	1.39%
1,900	AZZ, Inc.		69,863
2,100	Ceradyne, Inc. *		44,877
1,900	FreightCar America, Inc.		42,978
10,800	GP Strategies Corp. *		78,408
1,500	Synalloy Corp.		12,795
			248,921

	OIL & GAS	3.59%
7,100	American Oil & Gas, Inc. *		44,588
2,400	ATP Oil & Gas Corp. *		25,416
3,400	Carrizo Oil & Gas, Inc. *		52,802
5,000	Crimson Exploration, Inc. *		13,350
10,500	Gastar Exploration Ltd. * †		37,905
6,500	GMX Resources, Inc. *		42,185
3,600	Gulfport Energy Corp. *		42,696
6,900	Hercules Offshore, Inc. *		16,767
15,900	Kodiak Oil & Gas Corp. * †		50,721
8,600	Magnum Hunter Resources Corp. *		37,496
11,200	Petroquest Energy, Inc. *		75,712
6,700	Pioneer Drilling Co. *		37,989
2,900	Resolute Energy Corp. *		35,496
4,200	Rex Energy Corp. *		42,420
10,300	Vaalco Energy, Inc.		57,680
22,700	Vantage Drilling Co. * †		30,645
			643,868

	OIL & GAS SERVICES	1.58%
1,100	Dawson Geophysical Co. *		23,397
1,400	Gulf Island Fabrication, Inc.		21,728
5,400	Matrix Service Co. *		50,274
1,400	Natural Gas Services Group, Inc. *		21,182
1,200	OYO Geospace Corp. *		58,176

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	OIL & GAS SERVICES (continued)
2,100	T-3 Energy Services, Inc. *		$58,590
2,200	Tesco Corp. * †		27,016
2,200	Trico Marine Services, Inc. *		1,100
3,000	Willbros Group, Inc. *		22,200
			283,663

	PACKAGING & CONTAINERS	0.11%
2,200	UFP Technologies, Inc. *		20,218

	PHARMACEUTICALS	5.25%
4,200	Acadia Pharmaceuticals, Inc. *		4,578
5,400	Allos Therapeutics, Inc. *		33,102
4,450	Animal Health International, Inc. *		11,036
3,400	Ardea Biosciences, Inc. *		69,904
9,100	Array Biopharma, Inc. *		27,755
3,000	Depomed, Inc. *		8,400
12,000	Dusa Pharmaceuticals, Inc. *		25,800
22,500	Dyax Corp. *		51,075
5,000	Idenix Pharmaceuticals, Inc. *		25,000
9,200	Inspire Pharmaceuticals, Inc. *		45,908
5,900	ISTA Pharmaceuticals, Inc. *		12,921
9,500	Keryx Biopharmaceuticals, Inc. *		34,770
2,600	MAP Pharmaceuticals, Inc. *		34,112
22,600	Myriad Pharmaceuticals, Inc. *		84,976
1,150	Neogen Corp. *		29,958
1,700	Obagi Medical Products, Inc. *		20,094
8,900	Orexigen Therapeutics, Inc. *		37,380
5,800	Pozen, Inc. *		40,658
3,430	Progenics Pharmaceuticals, Inc. *		18,796
2,800	Questcor Pharmaceuticals, Inc. *		28,588
4,900	Rigel Pharmaceuticals, Inc. *		35,280
5,600	Santarus, Inc. *		13,888
5,700	Spectrum Pharmaceuticals, Inc. *		22,344
31,450	Sucampo Pharmaceuticals, Inc. *		111,018
3,223	Targacept, Inc. *		62,301
5,600	Vivus, Inc. *		53,760
			943,402

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	REAL ESTATE INVESTMENT TRUSTS	3.49%
2,300	American Capital Agency Corp.		$60,766
17,200	Anworth Mortgage Asset Corp.		122,464
700	Apollo Commercial Real Estate Finance, Inc.		11,522
9,300	Arbor Realty Trust, Inc. *		48,081
14,900	CapLease, Inc.		68,689
5,200	Capstead Mortgage Corp.		57,512
3,800	Cypress Sharpridge Investments, Inc.		48,108
4,900	Education Realty Trust, Inc.		29,547
8,300	FelCor Lodging Trust, Inc. *		41,417
2,100	First Potomac Realty Trust		30,177
10,300	NorthStar Realty Finance Corp.		27,501
6,800	Resource Capital Corp.		38,624
5,700	U-Store-It Trust		42,522
			626,930

	REAL ESTATE MANAGEMENT	0.20%
10,800	Thomas Properties Group, Inc.		35,748

	RETAIL	3.21%
6,100	America's Car-Mart, Inc. *		138,043
120	Biglari Holdings, Inc. *		34,428
400	Buffalo Wild Wings, Inc. *		14,632
1,700	Build-A-Bear Workshop, Inc. *		11,526
3,800	Caribou Coffee Co., Inc. *		35,986
4,900	Carrols Restaurant Group, Inc. *		22,393
3,400	Conn's, Inc. *		19,992
10,600	Denny's Corp. *		27,560
2,000	Ezcorp, Inc. *		37,100
900	First Cash Financial Services, Inc. *		19,620
1,400	Fuqi International, Inc. *		9,520
4,100	PetMed Express, Inc.		72,980
12,400	Ruth's Hospitality Group, Inc. *		51,832
2,300	Shoe Carnival, Inc. *		47,173
1,400	Stein Mart, Inc. *		8,722
6,900	Wet Seal, Inc. *		25,185
			576,692

	SAVINGS & LOANS	2.38%
2,400	BofI Holding, Inc. *		33,888

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	SAVINGS & LOANS (continued)
2,900	First Financial Holdings, Inc.		$33,205
8,900	First Place Financial Corp.		26,700
2,900	Flushing Financial Corp.		35,467
2,500	HopFed Bancorp, Inc.		22,575
3,100	Indiana Community Bancorp		37,510
6,100	NASB Financial, Inc.		92,415
13,800	Provident Financial Holdings, Inc.		66,240
500	Teche Holding Co.		14,050
1,700	Territorial Bancorp, Inc.		32,215
4,400	Timberland Bancorp, Inc.		14,432
24,300	United Western Bancorp, Inc.		19,440
			428,137

	SEMICONDUCTORS	4.87%
10,200	Advanced Analogic Technologies, Inc. *		32,538
8,700	Anadigics, Inc. *		37,932
2,100	ATMI, Inc. *		30,744
7,300	AuthenTec, Inc. *		18,323
5,800	AXT, Inc. *		26,158
2,800	Ceva, Inc. *		35,280
1,100	Cirrus Logic, Inc. *		17,391
3,700	DSP Group, Inc. *		23,643
14,100	Emcore Corp. *		12,549
4,200	Exar Corp. *		29,106
5,700	GSI Technology, Inc. *		32,604
5,081	Integrated Silicon Solution, Inc. *		38,311
2,000	IXYS Corp. *		17,680
13,400	Kopin Corp. *		45,426
10,100	Lattice Semiconductor Corp. *		43,834
12,700	Microtune, Inc. *		27,051
1,700	Mindspeed Technologies, Inc. *		12,733
4,700	O2Micro International Ltd. ADR * †		27,918
8,200	PLX Technology, Inc. *		34,358
3,000	Richardson Electronics Ltd.		27,000
1,600	Rubicon Technology, Inc. *		47,664
3,300	Rudolph Technologies, Inc. *		24,915
3,700	Sigma Designs, Inc. *		37,037
14,500	Silicon Image, Inc. *		50,895
2,600	Ultratech, Inc. *		42,302

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	SEMICONDUCTORS (continued)
1,100	Virage Logic Corp. *		$13,079
2,500	Volterra Semiconductor Corp. *		57,650
3,200	Zoran Corp. *		30,528
			874,649

	SOFTWARE	3.51%
6,500	Actuate Corp. *		28,925
4,250	Bottomline Technologies, Inc. *		55,378
5,000	China Information Security Technology, Inc. *		26,000
5,300	China TransInfo Technology Corp. *		28,779
3,400	Deltek, Inc. *		28,356
14,200	Descartes Systems Group, Inc. * †		75,402
6,900	Digi International, Inc. *		57,063
3,200	Ebix, Inc. *		50,176
4,000	GSE Systems, Inc. *		16,240
2,900	inContact, Inc. *		7,105
2,600	Interactive Intelligence, Inc. *		42,718
1,600	Opnet Technologies, Inc.		23,504
6,000	Phoenix Technologies Ltd. *		17,340
2,600	RightNow Technologies, Inc. *		40,794
7,500	Smith Micro Software, Inc. *		71,325
1,500	Taleo Corp. *		36,435
17,200	Trident Microsystems, Inc. *		24,424
			629,964

	TELECOMMUNICATIONS	3.48%
4,500	8x8, Inc. *		5,625
16,100	Adaptec, Inc. *		46,529
3,600	Anaren, Inc. *		53,784
2,400	Applied Signal Technology, Inc.		47,160
8,800	BigBand Networks, Inc. *		26,576
2,000	Consolidated Communications Holdings, Inc.		34,020
1,200	EMS Technologies, Inc. *		18,024
4,400	Extreme Networks *		11,880
3,900	Globecomm Systems, Inc. *		32,175
4,600	Harmonic, Inc. *		25,024
2,700	HickoryTech Corp.		18,225
7,800	Hypercom Corp. *		36,192

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	TELECOMMUNICATIONS (continued)
1,600	Knology, Inc. *		$17,488
5,400	Novatel Wireless, Inc. *		30,996
3,700	Oplink Communications, Inc. *		53,021
8,700	Opnext, Inc. *		14,355
5,400	Sierra Wireless, Inc. * †		35,910
8,127	Symmetricom, Inc. *		41,366
1,000	Telestone Technologies Corp. *		8,440
1,350	Tessco Technologies, Inc.		22,545
1,900	USA Mobility, Inc.		24,548
9,200	Vonage Holdings Corp. *		21,160
			625,043

	TOYS/GAMES/HOBBIES	0.36%
1,300	Jakks Pacific, Inc. *		18,694
3,800	Leapfrog Enterprises, Inc. *		15,276
1,900	RC2 Corp. *		30,609
			64,579

	TRANSPORTATION	2.19%
5,200	Air Transport Services Group, Inc. *		24,752
2,200	CAI International, Inc. *		26,180
3,500	Dynamex, Inc. *		42,700
41,200	Express-1 Expedited Solutions, Inc. *		51,912
7,600	Frozen Food Express Industries *		26,600
5,600	Horizon Lines, Inc.		23,688
1,800	Marten Transport Ltd. *		37,404
4,600	PAM Transportation Services, Inc. *		69,138
12,926	Paragon Shipping, Inc. †		46,275
18,474	Star Bulk Carriers Corp. †		44,707
			393,356

	WATER	0.09%
1,400	Consolidated Water Co., Inc. †		15,932
	TOTAL COMMON STOCK (Cost $18,172,717)		17,646,460

Lotsoff Capital Management Investment Trust
Lotsoff Capital Management Micro Cap Fund
Schedule of Investments

June 30, 2010 (Unaudited) (continued)

Number of Shares			Value

	EXCHANGE-TRADED FUNDS	2.09%
6,150	iShares Russell 2000 Index Fund		$375,642

	TOTAL EXCHANGE-TRADED FUNDS (Cost $380,409)		375,642

	TOTAL INVESTMENTS (Cost $18,553,126)	100.36%	18,022,102

	Liabilities less Other Assets	(0.36)%	(64,017)

	NET ASSETS	100.00%	$17,958,085

* Non-income producing security.
† Foreign security denominated in U.S. dollars and traded on a U.S. exchange.

See notes to Schedule of Investments.

Lotsoff Capital Management Investment Trust
Notes to Schedule of Investments
June 30, 2010
(Unaudited)

1.	Organization

Lotsoff Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund (the “Fund”).

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.  The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses.  Actual results may differ from those estimates.

(a) Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation.  Securities traded on the Nasdaq National Market or the Nasdaq Small Cap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on.  Short-term investments are stated at amortized cost, which approximates fair value.  Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b) Securities Lending - The Fund may engage in securities lending.  The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  Securities lending income is disclosed as such in the Statements of Operations in the Annual and Semi-Annual Reports.  The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities in the Annual and Semi-Annual Reports.  The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of June 30, 2010, there were no securities on loan by the Fund.

(c)  Other - The Trust records security transactions based on trade date. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

(d) In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”).  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.  Fair Value Measurements is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  The Fund commenced complying with Fair Value Measurements in fiscal year 2009.  In April 2009, FASB issued “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“Determining Fair Value”) , effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value expands existing Fair Value Measurements and Disclosures to include a breakout of the current Fair Value Measurements and Disclosures chart to add sector and/or security types. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each economic sector as of June 30, 2010:

Sector	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$2,104,871	$-	$-	$2,104,871
Consumer Staples	428,165	-	-	428,165
Energy	927,531	-	-	927,531
Financials	4,096,991	-	-	4,096,991
Health Care	3,397,644	-	-	3,397,644
Industrials	2,194,940	-	-	2,194,940
Information Technology	3,760,464	-	-	3,760,464
Materials	587,259		-	587,259
Miscellaneous	375,642	-	-	375,642
Telecommunication Services	110,683	-	-	110,683
Utilities	37,912	-	-	37,912
Total	$18,022,102	$-	$-	$18,022,102

3.  Federal Tax Information

At June 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Micro Cap
Fund

Cost of Investments	$19,736,690
Gross Unrealized Appreciation	$2,188,376
Gross Unrealized Depreciation	(3,902,964)

Net Unrealized Depreciation
on Investments	$(1,714,588)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

In July 2006, FASB issued, “Accounting for Uncertainty in Income Taxes.” Accounting for Uncertainty in Income Taxes addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted Accounting for Uncertainty in Income Taxes in fiscal 2008. The Fund had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of June 30, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At June 30, 2010, the fiscal years 2007 through 2010 remain open to examination in the Fund’s major tax jurisdictions.

Item 2.  Controls and Procedures

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") (17 CFR 270.30a-3(c))) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:	August 25, 2010

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	August 25, 2010